FAIR VALUE MEASUREMENTS - Liability Measured at Estimated Fair Value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in valuation	$ (3)
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	3
Balance as of December 31, 2023	$ 0